Inventory (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Homes under construction	$ 180,539		$ 89,202
Vertical costs of homes under construction			49,946			27,603
Land and land development	272,038		92,050
Capitalized interest	8,989	5,850	2,820	2,868	3,312	3,243	2,991
Total	461,566		184,072			77,305
Pre-conversion [Member]
Land and land development			$ 131,306			$ 46,459